CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (6,961,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash equivalents held in Trust Account	(4,375,998)
Unrealized loss on marketable securities held in Trust Account	0
Changes in operating assets and liabilities:
Prepaid expenses	(297,692)
Income taxes payable	310,298
Accrued expenses	8,759,046
Net cash used in operating activities	(2,565,525)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,100,000,000)
Cash withdrawn for tax payments	350,000
Net cash used in investing activities	(1,099,650,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	1,081,598,000
Proceeds from sale of Private Placement Warrants	23,000,000
Proceeds from convertible promissory note	1,500,000
Proceeds from promissory note - related party	209,600
Repayment of promissory note - related party	(334,600)
Payment of offering costs	(602,020)
Net cash provided by financing activities	1,105,370,980
Net Change in Cash	3,155,455
Cash - Beginning of period	34,000
Cash - End of period	3,189,455
Supplemental cash flow information:
Cash paid for income taxes	350,000
Non-Cash investing and financing activities:
Initial classification of common stock subject to redemption	1,060,389,960
Change in value of common stock subject to possible redemption	(6,947,612)
Deferred underwriting fee payable	$ 38,500,000